Share-Based Compensation - Share-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Total expense, pre-tax	$ 76.0	$ 73.8	$ 77.2
Tax benefit related to awards	17.2	15.6	19.7
Total expense, net of tax	$ 58.8	$ 58.2	$ 57.5